Company Information - Capital increase (Details)					12 Months Ended
	Dec. 08, 2021 employee	Apr. 16, 2021 shares	Apr. 16, 2021	Apr. 16, 2021 item	Dec. 31, 2021
BSPCE 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted | shares		600,000
Number of bonus shares granted			600,000		600,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	123,000		466,000
Number of employees for whom bonus shares were granted | employee	13
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted			50,000	50,000